Document and Entity Information	Apr. 01, 2023
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2023
Registrant Name	Fidelity Massachusetts Municipal Trust
Central Index Key	0000357057
Investment Company Type	N-1A
Amendment Flag	false